Consultancy and Professional Fees	12 Months Ended
Dec. 31, 2022
Disclosure of Consultancy and Professional Fees [Abstract]
CONSULTANCY AND PROFESSIONAL FEES

11 CONSULTANCY AND PROFESSIONAL FEES

	2022	2021	2020
	USD	USD	USD

Legal fees	981,085	1,137,615	105,615
Audit fees	695,086	1,399,593	40,513
Consultancy fees	438,536	3,583,286	85,241
	2,114,707	6,120,494	231,369